FLIGHT EQUIPMENT HELD FOR OPERATING LEASE	12 Months Ended
Dec. 31, 2020
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE
6.	FLIGHT EQUIPMENT HELD FOR OPERATING LEASE

As of December 31, 2020, the Company had a portfolio of 83 aircraft and seven engines held for operating lease, of which  78 aircraft and seven engines were on lease to 36 lessees in 22 countries and five aircraft were off-lease. As of December 31, 2019, the Company had a portfolio of 82 aircraft and seven engines, of which 81 aircraft and seven engines were on lease to 39 lessees in 22 countries and one aircraft was off-lease.

During the year ended December 31, 2020, the Company capitalized $53.9 million of flight equipment purchased. During the year ended December 31, 2019, the Company capitalized $260.3 million of flight equipment purchased.

During the year ended December 31, 2020, the Company sold two aircraft held for operating lease and one engine as the result of an aircraft part out and recognized an aggregate gain on sale of aircraft of $4.3 million. During the year ended December 31, 2019, the Company sold ten aircraft held for operating lease and recognized an aggregate gain on sale of aircraft of $2.9 million. During the year ended December 31, 2018, the Company sold three aircraft held for operating lease and recognized an aggregate gain on sale of aircraft of $5.5 million.

During the year ended December 31, 2020, the Company recognized flight equipment impairment of $115.0 million related to two widebody and seven narrowbody aircraft, which reduced the cost basis of flight equipment. This impairment was principally driven by the expectation that the lessee of the two widebody aircraft would return the aircraft to the Company prior to lease expiry. The Company anticipates selling the narrowbody aircraft and has recorded the assets to their net realizable value. Fair value reflects the present value of the expected future cash flows, including residual value, discounted at an appropriate rate.

Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2020	December 31, 2019
Cost	$3,197,702	$3,334,996
Accumulated depreciation	(668,274)	(614,996)
Flight equipment held for operating lease, net	$2,529,428	$2,720,000

The Company capitalized $33.3 million and $16.3 million of major maintenance for the years ended December 31, 2020 and 2019, respectively.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenue by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	December 31, 2020		December 31, 2019
Europe:
Spain	$154,414	6%	$161,474	6%
United Kingdom	75,598	3%	52,212	2%
Other	242,068	10%	259,176	9%
Europe — Total	472,080	19%	472,862	17%
Asia and South Pacific:
India	446,164	18%	542,312	20%
Malaysia	390,469	16%	406,777	15%
Indonesia	211,560	8%	220,304	8%
China	160,012	6%	168,703	6%
Philippines	148,356	6%	264,814	10%
Other	79,452	3%	113,713	4%
Asia and South Pacific — Total	1,436,013	57%	1,716,623	63%
Mexico, South and Central America — Total	17,611	1%	37,618	1%
North America:
United States	85,808	3%	95,910	4%
North America — Total	85,808	3%	95,910	4%
Middle East and Africa:
Ethiopia	293,137	11%	303,057	11%
Other	91,032	4%	51,815	2%
Middle East and Africa — Total	384,169	15%	354,872	13%
Off-Lease — Total	133,747	5%	42,115	2%
Total flight equipment held for operating lease, net	$2,529,428	100%	$2,720,000	100%

The distribution of operating lease revenue by geographic region for the years ended December 31, 2020, 2019 and 2018 is as follows (dollars in thousands):

	Years ended
	2020		2019		2018
Europe:
Spain	$10,723	4%	$17,475	4%	$17,267	4%
United Kingdom	5,897	2%	79,022	17%	31,259	8%
Other	25,233	8%	34,189	7%	44,109	11%
Europe — Total	41,853	14%	130,686	28%	92,635	23%
Asia and South Pacific:
India	57,597	20%	103,422	22%	87,492	22%
Malaysia	55,987	19%	55,189	12%	26,748	7%
Indonesia	12,861	4%	32,882	7%	32,336	8%
China	20,348	7%	23,320	5%	21,103	5%
Philippines	25,757	9%	34,217	7%	35,009	9%
Other	17,623	6%	18,550	5%	18,756	4%
Asia and South Pacific — Total	190,173	65%	267,580	58%	221,444	55%
Mexico, South and Central America — Total	8,441	3%	5,425	1%	11,415	3%
North America:
United States	13,419	5%	16,267	4%	20,147	5%
Other	271	—	4,991	1%	6,242	2%
North America — Total	13,690	5%	21,258	5%	26,389	7%
Middle East and Africa:
Ethiopia	30,019	10%	30,019	6%	30,019	8%
Other	9,567	3%	9,431	2%	17,612	4%
Middle East and Africa — Total	39,586	13%	39,450	8%	47,631	12%
Total Operating Lease Revenue	$293,743	100%	$464,399	100%	$399,514	100%

In the year ended December 31, 2020, Air India, AirAsia Berhad and Ethiopian Airlines each accounted for 10% or more of total operating lease revenue at 12%, 11%, and 10%, respectively. No customer accounted for 10% or more of total operating lease revenue in the year ended December 31, 2019. In the year ended December 31, 2018, Air India accounted for 10% or more of total operating lease revenue at 11%.

For the years ended December 31, 2020, 2019 and 2018, the Company recognized end of lease income, which is included in operating lease revenue, of $14.1 million, $78.8 million and $20.3 million, respectively. Approximately $52.8 million of end of lease income recognized in 2019 was attributable to four lessees operating in the United Kingdom.

As noted above, the COVID-19 pandemic has had an unprecedented impact on the airline industry, causing multiple lessees in the Company’s fleet to fail to make rent and maintenance payments. This has led to the Company placing a number of lessees on non-accrual status in 2020, which in turn has caused the operating lease revenue concentration of other lessees to increase.

At December 31, 2020, the Company had 11 lessees, leasing a total of 19 aircraft and two engines, on non-accrual status, as the Company had determined that it was not probable that the Company would receive the economic benefits of the leases, principally due to (i) the lessees’ failure to pay rent and maintenance payments on a timely basis and (ii) the Company’s evaluation of the lessees’ financial condition. During the year ended December 31, 2020, the Company recognized $54.0 million of operating lease revenue from these lessees, and would have recognized $35.6 million of additional operating lease revenue had these lessees not been placed on non-accrual status.

At December 31, 2019, the Company had three lessees, leasing a total of four aircraft, on non-accrual status. During the year ended December 31, 2019, the Company recognized $13.6 million of operating lease revenue from these lessees.

At December 31, 2018, the Company had two lessees, which leased a total of three aircraft, on non-accrual status. During the year ended December 31, 2018, the Company recognized $9.3 million of operating lease revenue from these lessees.

During the year ended December 31, 2020, the Company executed agreements with 16 lessees to defer their rent payment obligations for 37 aircraft totaling $64.0 million due to the Company over the life of the leases. These deferrals are for an average of nine months with approximately half of the deferrals to be repaid by the end of 2021. The Company has also agreed to lease restructurings with certain of its lessees.

Presented below are the Company’s rent deferrals granted and scheduled deferral repayments as of December 31, 2020.

	Rent Deferrals Granted	Scheduled Deferral Repayments
	(Dollars in thousands)
2020	$53,998	$5,457
2021	9,983	24,514
2022	—	14,274
Thereafter	—	19,736
Total	$63,981	$63,981

As of December 31, 2020 and 2019, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 4.7 years and 5.4 years, respectively.

Leases are entered into with specified lease terms and may provide the lessee with an option to extend the lease term. The Company’s leases do not typically provide for early termination or purchase options.

For the year ended December 31, 2020, the Company recognized $283.9 million of operating lease rental revenue, $55.9 million of which was from leases with variable rates. For the year ended December 31, 2019, the Company recognized $391.1 million of operating lease rental revenue, $71.4 million of which was from leases with variable rates. Variable rates are rents that reset based on changes in LIBOR or usage of aircraft. Presented below are the contracted future minimum rental payments, inclusive of rents due from lessees on non-accrual status and rent deferrals, due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2020. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2020 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2021	$305,377
2022	268,216
2023	218,818
2024	201,873
2025	179,107
Thereafter	313,123
Future minimum rental payments under operating leases	$1,486,514

For the years ended December 31, 2020, 2019 and 2018, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $3.6 million, $5.6 million and $9.7 million, respectively. At December 31, 2020, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2021	$3,738
2022	3,116
2023	2,353
2024	1,515
2025	1,429
Thereafter	1,315
Future amortization of lease incentives	$13,466